Equity (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Schedule of share capital
	2019	2018
	USD	USD

Authorized shares (par value of USD 1 each)	175,000,000	175,000,000
Issued shares	143,375,678	143,375,678

Schedule of fair value reserve

	2019	2018	2017
	USD	USD	USD

Balance at the beginning of the year	953,704	14,208,469	9,693,936
Impact of adopting IFRS 9	-	(6,680,687)	-
Net change in fair value reserve during the year for bonds at fair value through OCI	4,208,620	(2,706,303)	-
Net change in fair value reserve during the year for equities at fair value through OCI	(865,646)	(3,897,678)	-
Net change in fair value reserve during the year for available for sale investments	-	-	4,514,533
ECL (release) charge transferred to income statement	(22,764)	29,903	-
Balance at the end of the year	4,273,914	953,704	14,208,469